Investments (Credit Losses Recognized In Earnings on Fixed Maturity Securities Held by the Company) (Details) - Fixed maturities - Available-for-sale - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Debt Securities, Available-for-sale [Line Items]
Balance, beginning of period	$ 4,149	$ 2,339	$ 0
Additions to allowance for credit losses not previously recorded	13,036	2,675	5,672
Reductions for securities sold during the period	(1,798)	(28)	(3,147)
Reductions for securities with intent to sell	(16,990)
Addition (reductions) on securities with previous allowance	6,372	(837)	(186)
Balance, end of period	4,769	4,149	2,339
U.S. Treasury securities and obligations of U.S. government authorities and agencies
Debt Securities, Available-for-sale [Line Items]
Balance, beginning of period	0	0	0
Additions to allowance for credit losses not previously recorded	0	0	0
Reductions for securities sold during the period	0	0	0
Reductions for securities with intent to sell	0
Addition (reductions) on securities with previous allowance	0	0	0
Balance, end of period	0	0	0
Foreign government bonds
Debt Securities, Available-for-sale [Line Items]
Balance, beginning of period	11	0	0
Additions to allowance for credit losses not previously recorded	329	11	0
Reductions for securities sold during the period	(96)	0	0
Reductions for securities with intent to sell	(324)
Addition (reductions) on securities with previous allowance	85	0	0
Balance, end of period	5	11	0
U.S. and Foreign Corporate Securities
Debt Securities, Available-for-sale [Line Items]
Balance, beginning of period	4,138	2,339	0
Additions to allowance for credit losses not previously recorded	12,700	2,664	5,672
Reductions for securities sold during the period	(1,702)	(28)	(3,147)
Reductions for securities with intent to sell	(16,666)
Addition (reductions) on securities with previous allowance	6,285	(837)	(186)
Balance, end of period	4,755	4,138	2,339
Asset-backed securities
Debt Securities, Available-for-sale [Line Items]
Balance, beginning of period	0	0	0
Additions to allowance for credit losses not previously recorded	0	0	0
Reductions for securities sold during the period	0	0	0
Reductions for securities with intent to sell	0
Addition (reductions) on securities with previous allowance	0	0	0
Balance, end of period	0	0	0
Commercial mortgage-backed securities
Debt Securities, Available-for-sale [Line Items]
Balance, beginning of period	0	0	0
Additions to allowance for credit losses not previously recorded	0	0	0
Reductions for securities sold during the period	0	0	0
Reductions for securities with intent to sell	0
Addition (reductions) on securities with previous allowance	0	0	0
Balance, end of period	0	0	0
Residential mortgage-backed securities
Debt Securities, Available-for-sale [Line Items]
Balance, beginning of period	0	0	0
Additions to allowance for credit losses not previously recorded	7	0	0
Reductions for securities sold during the period	0	0	0
Reductions for securities with intent to sell	0
Addition (reductions) on securities with previous allowance	2	0	0
Balance, end of period	$ 9	$ 0	$ 0